Income Taxes - Schedule of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax assets
State taxes	$ 69	$ 19
Accrued expenses	3,610	1,318
Inventories	1,905	2,421
Accounts receivable	639	499
Section 163(j) limitation	3,224	2,426
Net operating loss carryforwards	5,354	423
Stock-based compensation	1,883	0
Lease liabilities	4,104	0
Other	220	54
Total deferred income tax assets	21,008	7,160
Deferred income tax liabilities
Goodwill and intangibles	(7,922)	(7,761)
Prepaid expenses	(526)	(166)
Right-of-use Assets	(3,733)	0
Property and equipment	(3,134)	(2,541)
Total deferred tax liabilities	(15,315)	(10,468)
Valuation allowance	(8,924)	(409)
Net deferred income tax liabilities	(3,231)	(3,717)
Deferred income tax assets, net	330	270
Deferred income tax liabilities, net	$ (3,561)	$ (3,987)